Organization and Description of Business - Additional Information (Detail) - USD ($)	Apr. 01, 2020	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Line Of Credit Facility [Line Items]
Accumulated Deficit		$ 20,317,082	$ 1,712,172
A Place For Rover INC
Line Of Credit Facility [Line Items]
Proceeds from loan originations	$ 8,100,000
Accumulated Deficit		269,674,000	$ 256,277,000		$ 198,792,000
A Place For Rover INC | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Long-term line of credit		$ 3,500,000		$ 11,400,000
A Place For Rover INC | Growth Capital Advance Component
Line Of Credit Facility [Line Items]
Long-term line of credit				15,000,000.0
A Place For Rover INC | Subordinate Credit Facility
Line Of Credit Facility [Line Items]
Long-term line of credit				$ 30,000,000.0